FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Nov. 25, 2018
Fair Value Disclosures [Abstract]
Financial assets and liabilities carried at fair value

The following table presents the Company’s financial instruments that are carried at fair value:

	November 25, 2018			November 26, 2017
		Fair Value Estimated Using			Fair Value Estimated Using
	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)	Fair Value	Level 1 Inputs(1)	Level 2 Inputs(2)
	(Dollars in thousands)
Financial assets carried at fair value
Rabbi trust assets	$34,385	$34,385	$—	$31,139	$31,139	$—
Forward foreign exchange contracts(3)	18,372	—	18,372	6,296	—	6,296

Total	$52,757	$34,385	$18,372	$37,435	$31,139	$6,296

Financial liabilities carried at fair value
Forward foreign exchange contracts(3)	$4,447	$—	$4,447	$23,799	$—	$23,799

(1)

Fair values estimated using Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Rabbi trust assets consist of a diversified portfolio of equity, fixed income and other securities. See Note 12 for more information on rabbi trust assets.

(2)

Fair values estimated using Level 2 inputs are inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly and include among other things, quoted prices for similar assets or liabilities in markets that are active or inactive as well as inputs other than quoted prices that are observable. For forward foreign exchange contracts, inputs include foreign currency exchange and interest rates and, where applicable, credit default swap prices.

(3)

The Company’s over-the-counter forward foreign exchange contracts are subject to International Swaps and Derivatives Association, Inc. master agreements. These agreements permit the net settlement of these contracts on a per-institution basis. Effective as of the first quarter of 2018, the Company recorded and presented the fair values of derivative over-the-counter forward foreign exchange contracts on a gross basis in its consolidated balance sheets, including those subject to master netting arrangements. The comparative period was revised to reflect the change from a net basis to a gross basis.

Financial liabilities carried at adjusted historical cost

The following table presents the carrying value, including related accrued interest, and estimated fair value of the Company’s financial instruments that are carried at adjusted historical cost:

	November 25, 2018		November 26, 2017
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
	(Dollars in thousands)
Financial liabilities carried at adjusted historical cost
5.00% senior notes due 2025(1)	$487,272	$478,774	$485,419	$507,185
3.375% senior notes due 2027(1)(2)	538,219	546,238	559,037	590,266
Short-term borrowings	32,470	32,470	38,727	38,727

Total	$1,057,961	$1,057,482	$1,083,183	$1,136,178

(1)

Fair values are estimated using Level 1 inputs and incorporate mid-market price quotes. Level 1 inputs are inputs which consist of quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

(2)

On February 28, 2017, the Company issued €475 million in aggregate principal amount of 3.375% senior notes due 2027. On March 3, 2017, the Company completed a cash tender offer for $370.3 million of the 6.875% senior notes due 2022 and the remaining $154.7 million was called on March 31, 2017 for redemption on May 1, 2017. See Note 6 for additional information.